ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2018	2019
	RMB	RMB
Accrued advertising and marketing fee	435,514	715,218
Payable related to services fee and others	155,622	248,816
Amounts due to customers for the segregated bank balances held on their behalf	47,497	125,437
Deposit	10,697	15,995
Value added tax and surcharges	23,884	42,699
Others	72,093	80,945
Total accrued expenses and other current liabilities	745,307	1,229,110